Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment
Property, Plant and Equipment

(8) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Buildings	68,903	10,560	68,319
Plant and equipment	659,915	101,137	817,715
Computer equipment	3,171	486	3,163
Furniture and fixtures	20,855	3,196	19,631
Motor vehicles	1,546	237	1,452
	754,390	115,616	910,280
Less: accumulated depreciation	(643,082)	(98,557)	(600,419)
Impairment of plant and equipment	—	—	(7,219)
	111,308	17,059	302,642

All of the Group’s buildings are located in the PRC. As of December 31, 2020 and 2019, property, plant plus land use rights with carrying value totaling RMB47,498  (US$7,279) and RMB49,495 respectively were pledged to banks as collateral for credit limits and loans (see Note 10).

As of December 31, 2020, the mortgaged floor area of facilities and land use right to the bank is 46,196 square meters and 74,251 square meters, respectively.